Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31
	2021	2020

	U.S. dollars in thousands
Work in process	4,718	1,400
Finished goods	4,604	1,759

	9,322	3,159